SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2023
Disclosure of classes of share capital [abstract]
SHAREHOLDERS' EQUITY
NOTE 7 – SHAREHOLDERS’ EQUITY

As of December 31, 2022 and June 30, 2023, share capital is composed of ordinary shares, as follows:

	Number of ordinary shares
	December 31,	June 30,
	2022	2023

Authorized share capital	2,500,000,000	2,500,000,000

Issued and paid-up share capital	922,958,942	922,958,942

	In USD and NIS
	December 31,	June 30,
	2022	2023

Authorized share capital (in NIS)	250,000,000	250,000,000

Issued and paid-up share capital (in NIS)	92,295,894	92,295,894

Issued and paid-up share capital (in USD)	27,100,201	27,100,201